Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares		Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2019 CNY (¥) shares
Allowance for doubtful accounts	¥ 128,199		$ 19,647		¥ 33,989
Total current liabilities	4,185,683		641,484		3,965,903
Total non-current liabilities	736,370		112,854		584,021
Total liabilities	¥ 4,922,053		$ 754,338		¥ 4,549,924
Ordinary shares, par value | $ / shares			$ 0.0025
Ordinary shares, shares authorized	400,000,000,000		400,000,000,000		400,000,000,000
Ordinary shares, shares issued	479,219,628		479,219,628		475,706,748
Ordinary shares, shares outstanding	479,219,628	[1]	479,219,628	[1]	475,706,748	[1]
Consolidated VIEs [Member]
Total current liabilities	¥ 602,990		$ 92,412		¥ 193,303
Total non-current liabilities	11,731		1,797		19,504
Total liabilities	¥ 614,721		$ 94,209		¥ 212,807

[1]	Par value per share and the number of shares have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on February 5, 2021 as detailed in Note 2(a) and Note 22.